NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation expenses
Incremental compensation expenses	$ 340	$ 1,382	$ 3,606
Fulfillment
Share-based compensation expenses
Incremental compensation expenses	12	15	15
Selling and marketing
Share-based compensation expenses
Incremental compensation expenses	99	142	82
General and administrative
Share-based compensation expenses
Incremental compensation expenses	$ 229	$ 1,225	$ 3,509